Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Firm ID	1197
Auditor Location	Tel Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Xylo Technologies Ltd. and its subsidiaries (the “Company”) as of December 31, 2024, and 2023, and the related consolidated statements of income (loss) and other comprehensive income (loss), changes in equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and 2023, and the results of its operations and its cash flows for the each of the three years in the period ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).